Net Loss Per Common Share - Schedule of Anti-Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents (in shares)	119,280,357	115,046,898
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents (in shares)	19,865,244	12,802,899
Common stock subject to repurchase or forfeiture
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents (in shares)	1,656,613	4,562,207
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents (in shares)	75,767,082	75,664,679
Exchangeable shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents (in shares)	21,991,418	22,017,113